CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ 197,919	$ 161,520	$ 165,074
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		623	680	517
Share-based compensation expenses		23,600	24,452	11,962
Change in allowance for credit losses of trade receivable		1,020	449	516
Loss on marketable securities, net		0	71	175
Finance expense (income), net		(4,714)	(1,210)	1,223
Deferred income tax assets, net		(184)	84	(770)
Changes in operating assets and liabilities:
Increase in accounts receivable		(16,084)	(10,415)	(10,544)
Increase in other receivables		(2,224)	(1,787)	(6,400)
Increase in inventories		(5,198)	(18,871)	(6,043)
Increase (decrease) in accounts payable		(2,276)	7,463	2,369
Increase (decrease) in other liabilities		(12,588)	17,941	14,138
Increase (decrease) in contract liabilities		(3,068)	1,201	2,668
Net cash provided by operating activities		176,826	181,578	174,885
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits		(233,241)	(93,701)	(73,090)
Proceeds from short-term deposits		85,090	73,090	69,180
Purchase of fixed assets		(705)	(1,575)	(939)
Other investments		(100)	0	0
Purchase of marketable securities		(245,337)	(168,680)	(273,834)
Proceeds from sale of marketable securities		5,000	2,303	93,652
Proceeds from maturity of marketable securities		253,229	79,089	24,925
Net cash used in investing activities		(136,064)	(109,474)	(160,106)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of ordinary shares		0	(42,637)	(35,365)
Exercise of options		5,504	1,552	20,343
Net cash used in financing activities		5,504	(41,085)	(15,022)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS		605	(1,615)	(559)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		46,871	29,404	(802)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR		97,540	68,136	68,938
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		144,411	97,540	68,136
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Income taxes paid	[1]	31,614	25,843	1,658
Interest received		14,219	4,856	3,358
NON-CASH ACTIVITIES
Recognition of operating lease right-of-use assets and liabilities		5,200	2,342	4,315
Exercise of Options		20	103	0
Acquisition of non-controlling interest in exchange of ordinary shares		$ 0	$ 0	$ 12,780

[1]	Including, for 2022, payments amounting $12 million for Amendment to the Investments Law and settlements with the Israeli tax authority. See note 13a(2)(b).